Note 15 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other receivables, carrying amount	$ 3,796	$ 3,833
Other receivables, fair value	3,796	3,833
Long-term debt, carrying amount	250,909	201,199
Long-term debt, fair value	$ 263,660	$ 216,788